Operating and Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2011
Operating and Direct Financing Leases [Abstract]
Estimated future minimum rental payments to be received and paid under the lease contracts

Year	Head Lease Receipts (1)	Sublease Payments (1)
2012	28,859	24,999
2013	28,843	24,999
2014	28,828	24,999
2015	22,188	24,999
2016	21,242	24,999
Thereafter	260,306	306,356

Total	$390,266	$431,351

(1)	The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2011, the Teekay Tangguh Subsidiary had received $120.1 million of aggregate Head Lease receipts and had paid $66.0 million of Sublease payments.

Net investment in direct financing leases

	December 31, 2011 $	December 31, 2010 $
Total minimum lease payments to be received	741,604	796,137
Estimated unguaranteed residual value of leased properties	203,465	203,465
Initial direct costs and other	1,636	1,726
Less unearned revenue	(486,797)	(513,812)

Total	459,908	487,516
Less current portion	23,171	26,791

Long-term portion	436,737	460,725